Subsequent Events (Details) - $ / shares	Apr. 06, 2020	Mar. 02, 2020	Dec. 09, 2019	Dec. 31, 2019	Dec. 31, 2018
Subsequent Events (Textuals)
Definitive share purchase agreement, description			The Group entered into a definitive share purchase agreement with certain investors for a private placement of approximately 1.05 million Class A common shares at $6.21 per share.
Subsequent event [Member]
Subsequent Events (Textuals)
Issuance of shareholders shares, Description		The Plan was approved by the shareholders at the annual shareholder meeting on December 20, 2019 and can issue up to 1,000,000 shares.
Restricted stock awards, shares	300,000
Subsequent event [Member] | CFO [Member]
Subsequent Events (Textuals)
Restricted stock awards, shares	100,000
Subsequent event [Member] | Vice president of marketing [Member]
Subsequent Events (Textuals)
Restricted stock awards, shares	100,000
Subsequent event [Member] | Vice president of operations [Member]
Subsequent Events (Textuals)
Restricted stock awards, shares	100,000
Common Class A [Member]
Subsequent Events (Textuals)
Common stock, par value per share				$ 0.001	$ 0.001
Common Class A [Member] | Subsequent event [Member]
Subsequent Events (Textuals)
Common stock, par value per share		$ 0.001